ACCOUNTS RECEIVABLE, NET - Aging analysis (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
ACCOUNTS RECEIVABLE, NET
Trade accounts receivable	$ 50,568,698	$ 33,941,083
Not Overdue
ACCOUNTS RECEIVABLE, NET
Trade accounts receivable	13,225,014	9,941,205
Within 90 days
ACCOUNTS RECEIVABLE, NET
Trade accounts receivable	9,983,041	10,373,938
Between 3 and 6 months
ACCOUNTS RECEIVABLE, NET
Trade accounts receivable	7,247,650	6,188,966
Between 6 months and a year
ACCOUNTS RECEIVABLE, NET
Trade accounts receivable	11,801,484	5,982,205
Over a year
ACCOUNTS RECEIVABLE, NET
Trade accounts receivable	$ 8,311,509	$ 1,454,769